Equity Method Investment, Net (Details)		Jun. 30, 2025		May 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Chunyu [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	[1]	89.95%				89.95%
Suzhou Tinghaozhu [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage			[1]	35.00%		30.00%	[1]
Duoduo Robot [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	[2]	32.00%				32.00%
Shanghai Youxi [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage		25.50%	[3]		25.50%		[3]
Concierge Inc. [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage		20.00%
Investees One [Member] | Suzhou Tinghaozhu [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage		30.00%
Investees Two [Member] | Shanghai Nuancheng Network Technology Co., Ltd [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage		30.00%
Investees Three [Member] | Duoduo Robot [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage		32.00%
Subsidiaries [Member] | Duoduo Robot [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage		51.00%

[1]	The Group invested in Chunyu in 2024. The Group does not have controlling financial interests over the investee, but has ability to exercise significant influence over its financial and operating policies accounting for 89.95% of its total equity.
[2]	The Group invested in Shanghai Nuancheng and Duoduo Robot in 2024. The Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating policies accounting for 30%, 30% and 32% of their total equity, respectively. Shenzhen Technology and Shanghai Technology are wholly-owned subsidiaries of Duoduo Robot. Duoduoyijie is also a subsidiary of Duoduo Robot, in which Duoduo Robot has 51% equity interests.
[3]	Shanghai Youxi was a subsidiary of the Group. However, the Group reduced its shareholding in Shanghai Youxi to 25.5% in March 2025 due to change of strategic objectives, and only has significant influence but does not own a majority equity interests or otherwise control over Shanghai Youxi since then.